Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregated revenue
Revenues include both revenues from contracts with customers and other revenues (mainly subleases), which are out of scope from IFRS 15:

	Six months ended June 30,
in € thousand	2023	2022
Product sales	69,665	33,335
Revenues from contracts with customers	3,710	59,524
Other non-IFRS 15 revenue	368	365
REVENUES	73,743	93,224

Disclosure of disaggregated revenue by type of goods or services
The Group’s revenues are disaggregated as follows:
Type of goods or service

	Six months ended June 30,
in € thousand	2023	2022
IXIARO®	30,288	12,270
DUKORAL®	17,140	5,764
Third party products	16,545	11,503
COVID VLA2001	5,691	3,798
PRODUCT SALES	69,665	33,335
Chikungunya VLA1553	1,628	956
COVID VLA2001	—	89,383
Lyme VLA15	—	(36,107)
Services related to clinical trial material	1,396	2,447
Others	686	2,844
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	3,710	59,524
Other non-IFRS 15 revenue	368	365
REVENUES	73,743	93,224

Disclosure of products sales by channel
Products are sold via the following sales channels:

in € thousand	Six months ended June 30,
	2023	2022
Direct product sales	50,879	26,526
Indirect product sales (Sales through distributors)	18,786	6,809
TOTAL PRODUCT SALES	69,665	33,335

Disclosure of revenue by geographical markets

in € thousand	Six months ended June 30,
	2023	2022
Canada	15,374	6,683
Germany	9,977	2,197
United Kingdom	9,536	95,931
United States	8,299	(31,442)
Nordics	6,176	2,535
Other Europe	6,111	3,176
Austria	5,645	6,482
France	2,753	2,338
Rest of World	9,872	5,325
REVENUE TOTAL	73,743	93,224